Initial Public Offering	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Initial Public Offering
Initial Public Offering

Note 3 — Initial Public Offering

On August 6, 2021, the Company consummated its initial public offering of 15,000,000 units, at an offering price of $10.00 per unit, generating gross proceeds of $150.0 million, and incurring offering costs of approximately $13.8 million, inclusive of $1.5 million of underwriting discount, approximately $5.3 million in deferred underwriting commissions, approximately $6.5 million in fair value of Class B common stock issued to Anchor Investors, and approximately $0.5 million in other offering costs. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8). Certain qualified institutional buyers or institutional accredited investors (the “Anchor Investors”) purchased 15,480,000 units in the initial public offering. None of the Anchor Investors are affiliated with any member of the Company’s management.

The underwriters had a 45-day option from the date of the underwriting agreement (August 3, 2021) to purchase up to an additional 2,250,000 units to cover over-allotments. On September 17, 2021, the over-allotment option expired unexercised, resulting in 562,500 shares of Class B common stock that were subject to forfeiture to be forfeited.

Note 3 — Initial Public Offering

On August 6, 2021, the Company consummated its initial public offering of 15,000,000 units, at an offering price of $10.00 per unit, generating gross proceeds of $150.0 million, and incurring offering costs of approximately $13.8 million, inclusive of $1.5 million of underwriting discount, approximately $5.3 million in deferred underwriting commissions, approximately $6.5 million in fair value of Class B common stock issued to Anchor Investors, and approximately $0.5 million in other offering costs. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see

Note 8). Certain qualified institutional buyers or institutional accredited investors (the “Anchor Investors”) purchased 15,480,000 units in the initial public offering. None of the Anchor Investors are affiliated with any member of the Company’s management.

The underwriters had a 45-day option from the date of the underwriting agreement (August 3, 2021) to purchase up to an additional 2,250,000 units to cover over-allotments. On September 17, 2021, the over-allotment option expired unexercised, resulting in 562,500 shares of Class B common stock that were subject to forfeiture to be forfeited.